Equity Based Compensation - Unit Option Plan (Details) - Stock options UYI in Millions	12 Months Ended
	Dec. 31, 2022 UYI shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Equity Based Compensation
Award term	10 years
Assumptions
Approximate risk-free rate		0.49%	0.33%
Average expected life		6 years	6 years
Volatility		47.60%	65.20%
Estimated per share fair value of options granted | $ / shares		$ 12.89	$ 16.67
Other disclosures
Expense remaining to be recognized | UYI	UYI 0.6
Period expense remaining to be recognized	7 years
Options outstanding	5,450	7,828	8,548
Option exercised	1,844	47
Minimum
Equity Based Compensation
Vesting period	3 years
Maximum
Equity Based Compensation
Vesting period	5 years